Basis of Presentation and Significant Accounting Policies - Asset Retirement Obligation (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Regulatory Liabilities [Line Items]
Asset retirement obligation, noncurrent		$ 94,509		$ 89,404
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance		113,275
Liabilities incurred capitalized to properties		0
Liabilities settled and paid		(2,333)
Accretion expense		5,562
Disposition by sale		(19,082)
Revision of estimates		0
Fresh-Start adjustment		0
Ending balance	$ 113,275	97,422
Predecessor
Regulatory Liabilities [Line Items]
Asset retirement obligation, noncurrent	109,000		$ 138,751
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	141,798	$ 113,275	137,563
Liabilities incurred capitalized to properties	152		113
Liabilities settled and paid	(861)		(4,891)
Accretion expense	1,112		7,468
Disposition by sale	0		0
Revision of estimates	0		1,545
Fresh-Start adjustment	(28,926)		0
Ending balance	$ 113,275		$ 141,798